John Hancock Floating Rate Income Fund | Prospectus Class R6 Shares
JOHN HANCOCK FLOATING RATE INCOME FUND
Investment objective
To seek a high level of current income.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees	John Hancock Floating Rate Income Fund Prospectus Class R6 Shares Class R6
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		John Hancock Floating Rate Income Fund Prospectus Class R6 Shares Class R6
Management fee		0.68%
Other expenses		0.90%
Total annual fund operating expenses		1.58%
Contractual expense reimbursement	[1]	(0.77%)
Total annual fund operating expenses after expense reimbursements		0.81%
[1]	The adviser has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 0.81% for Class R6 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, short dividend expense and acquired fund fees. The current expense limitation agreement expires on December 31, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.

Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expenses ($)
Expense Example (USD $)	John Hancock Floating Rate Income Fund Prospectus Class R6 Shares Class R6
1 Year	83
3 Years	423
5 Years	788
10 Years	1,813

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 59% of the average value of its portfolio.
Principal investment strategies
Under normal market conditions, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in floating rate loans, which often include debt securities of domestic and foreign issuers that are rated below investment grade (rated below Baa by a nationally recognized statistical rating organization such as Moody’s Investors Service (Moody’s) or BBB by Standard & Poor’s (S&P)), at the time of purchase, or are of comparable quality, as determined by the subadviser, and other floating rate securities.

The fund may invest in domestic and foreign issuer loans and loan participations that pay interest at rates that float or reset periodically at a margin above a generally recognized base lending rate such as the Prime Rate, the London Inter-Bank Offered Rate (LIBOR) or another generally recognized base lending rate. Loans and debt instruments rated below investment grade are considered to have speculative characteristics. The fund may invest in loans of companies whose financial conditions are troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations or financial restructurings. The fund may also acquire, and subsequently hold, warrants and other equity interests.

In purchasing loans, loan participations and other securities for the fund, the subadviser may take full advantage of the entire range of maturities and durations, and may adjust from time to time the average maturity or duration of the investments held by the fund, depending on its assessment of the relative yields of different maturities and durations and its expectations of future changes in interest rates.

The fund may invest in any number of issuers, and may at times invest its assets in a small number of issuers. The fund may also invest in loans of any aggregate principal amount, and the average aggregate principal amount of the loans held by the fund will vary from time to time.

The fund’s investment process may, at times, result in a higher-than-average portfolio turnover ratio and increased trading expenses.
Principal risks
An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund’s main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund’s investments.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Distressed investments risk Many distressed investments, including loans, loan participations, bonds, notes and non-performing and sub-performing mortgage loans, are not publicly traded and may involve a substantial degree of risk.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.
Past performance
The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

January 2, 2008 is the inception date for the oldest class of shares, Class A shares. Class R6 shares were first offered on September 1, 2011. The returns prior to this date are those of Class A shares that have been recalculated to apply the estimated fees and expenses of Class R6 shares.
Calendar year total returns — Class R6 (%)

Year-to-date total return The fund’s total return for the nine months ended September 30, 2012 was 7.85%. Best quarter: Q2 ’09, 14.35% Worst quarter: Q4 ’08, -21.37%
Average annual total returns (%) as of 12-31-11
Average Annual Total Returns John Hancock Floating Rate Income Fund Prospectus Class R6 Shares	1 Year	Inception	Inception Date
Class R6 before tax	2.25%	4.91%	Jan. 02, 2008
Class R6 After tax on distributions	0.35%	2.63%	Jan. 02, 2008
Class R6 After tax on distributions, with sale	1.65%	2.88%	Jan. 02, 2008
S&P/LSTA Performing Loan Index	1.51%	4.83%	Jan. 02, 2008